Summary of Stock Option Activity (Detail) - Employee Stock Option - $ / shares	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Options Outstanding Number of Shares
Outstanding at beginning of period	1,626,582
Granted	161,791
Exercised	(48,840)
Forfeited	(6,835)
Outstanding at end of period	1,732,698
Exercisable at end of period	795,005
Weighted Average Exercise Price
Outstanding at beginning of period	$ 34.87
Granted	71.95
Exercised	23.19
Forfeited	22.51
Outstanding at end of period	38.71
Exercisable at end of period	27.80
Weighted Average Fair Value
Outstanding at beginning of period	11.94
Granted	20.78	$ 19.78
Exercised	9.27
Forfeited	9.61
Outstanding at end of period	12.85
Exercisable at end of period	$ 10.23
Weighted Average Remaining Contractual Life
Outstanding at end of period	4 years 10 months 10 days
Exercisable at end of period	3 years 6 months 18 days